Profit and loss information - Disclosure of finance income and costs (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Finance income
Interest income on short-term bank deposits	€ 57	€ 59	€ 122	€ 119	€ 115	€ 233
Net foreign exchange gains on financing activities	0	0	803	0	818	1,801
Net foreign exchange gains	0	453	371	0	1	0
Other finance income	1,015	1,042	502	1,046	1,079	607
Finance income	1,072	1,554	1,798	1,165	2,013	2,641
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)	(5,574)	(5,475)	(6,509)	(11,082)	(11,645)	(12,933)
Interest expense on lease liabilities	(139)	(217)	(272)	(324)	(471)	(552)
- Interest expenses on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	0	(31)	(41)	0	(80)	(84)
Net foreign exchange losses	(761)	0	0	(996)	(384)	(1,179)
Other finance expenses	(679)	(290)	(4,040)	(1,307)	(1,206)	(4,082)
Finance costs	(7,153)	(6,013)	(10,862)	(13,709)	(13,786)	(18,830)
Net finance costs	€ (6,081)	€ (4,459)	€ (9,064)	€ (12,544)	€ (11,773)	€ (16,189)